BASIS OF PRESENTATION (Details Textual) $ in Millions	Jun. 30, 2015 USD ($)
Investor [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 3.0